Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.53%
Alabama–4.10%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB(a)	6.13%	12/01/2025	$195	$146,250
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	16,150	16,674,552
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(c)	5.25%	06/01/2029	10,000	10,411,164
Series 2024 A, RB(c)	5.25%	09/01/2032	2,805	2,957,901
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	4,500	4,764,385
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	145	137,816
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,541,974
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,090,897
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,103,075
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,226,237
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,000	11,216,511
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	201,695
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,436,189
Series 2025 C, RB(c)	5.00%	02/01/2031	5,000	5,239,693
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	4,105	4,331,722
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(c)	5.00%	08/01/2028	2,000	2,052,173
				88,532,234
Arizona–2.01%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	557,968
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,698,551
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(c)	3.80%	06/15/2028	5,000	5,033,008
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	263	263,030
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	80,841
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	141,291
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	1,400	1,299,160
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	165	165,003
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	375	365,488
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,158,591
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,335,919
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	810,461
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	181,504
Series 2019, RB	5.25%	07/01/2049	240	212,831
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,395	1,395,004
Pima (County of), AZ Industrial Development Authority (The) (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(b)(c)	5.00%	06/15/2025	550	561,151
Series 2017 C, RB(b)(c)	5.00%	06/15/2025	1,010	1,030,478
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	566,678
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	15,220	15,809,777
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	106,397
Series 2007, RB	5.00%	12/01/2037	3,000	3,105,293
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2059	$2,765	$2,474,218
				43,352,642
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(g)	6.25%	02/01/2038	1,400	1,400,000
California–8.98%
California (State of);
Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,578,643
Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,194,166
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(c)	5.00%	04/01/2032	10,000	10,499,208
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,366,090
Series 2023, RB(c)	5.00%	08/01/2029	5,000	5,176,294
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	22,914,723
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,834,609
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,519,130
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,500	455,001
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,215	1,216,373
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,203,032
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	50	52,610
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,236,480
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2026	4,080	4,217,210
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	5,902,734
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,496	6,454,050
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,440	3,410,604
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,324,834
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	780	782,457
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	170	177,151
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	2,903,426
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(h)	0.00%	06/01/2057	345,750	18,293,010
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,196,922
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,003,361
Series 2022 B, Ref. RB	5.00%	07/01/2041	15,000	15,378,211
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,239,595
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	11,779,667
Series 2009 B, RB	6.50%	11/01/2039	9,820	11,591,793
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,628,638
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2032	1,250	1,251,524
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2033	1,500	1,501,817
Series 2014, Ref. RB (INS - AGI)(d)	5.00%	06/01/2034	850	851,009
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	1,725	1,727,445
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,079,196
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,093,892
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGI)(d)	5.00%	09/01/2035	1,880	1,885,655
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	$1,000	$970,779
Series 2020 A, RB	5.00%	10/01/2049	1,000	957,171
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(d)(h)	0.00%	08/01/2044	7,990	3,227,849
				194,076,359
Colorado–2.83%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	11,544,456
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	564,794
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,014,954
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,404,379
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.25%	11/01/2052	7,500	7,556,785
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,447,013
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,946,224
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(d)	4.38%	12/01/2054	1,500	1,312,773
Denver (City & County of), CO; Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,302,137
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(h)	0.00%	09/01/2025	125	123,957
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,619,996
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,049	2,031,004
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,250	1,306,181
Series 2008, RB	6.50%	11/15/2038	1,920	2,243,074
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(d)	5.00%	12/01/2047	6,165	6,239,975
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2050	1,500	1,476,012
				61,133,714
Connecticut–0.73%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,196,102
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	7,284,419
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(a)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	657,392
Mashantucket Western Pequot Tribe; Series 2013, RB(a)	6.05%	07/01/2031	11,260	2,589,814
				15,787,727
District of Columbia–3.56%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	3,937,116
Series 2025, GO Bonds(f)	5.25%	01/01/2048	4,930	5,108,990
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,095	3,193,623
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	15,450,884
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,022,192
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,506,697
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	25,600	22,703,222
Washington Metropolitan Area Transit Authority (Green Bonds);
Series 2023 A, RB	5.50%	07/15/2051	7,500	7,845,332
Series 2023 A, RB	5.25%	07/15/2053	5,000	5,121,891
				76,889,947
Florida–7.89%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,651,857
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	275	257,142
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	115	115,053
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	$5,005	$4,526,902
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	14,700,631
Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,240,877
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	245,669
Series 2018 A, RB(e)	5.38%	06/15/2048	480	435,460
Chapel Creek Community Development District; Series 2006 A, RB(a)(g)	5.50%	05/01/2038	1,175	787,250
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(a)(g)(j)	5.50%	05/01/2037	826	371,674
Creekside Community Development District; Series 2006, RB(a)(g)	5.20%	05/01/2038	2,068	1,033,855
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	4,914,741
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	8,854,915
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	70	70,037
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(f)	5.50%	11/15/2054	15,000	15,799,166
Indigo Community Development District; Series 2005, RB(g)	5.75%	05/01/2036	218	185,270
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(b)	5.25%	08/15/2027	5	5,246
JEA Water & Sewer System Revenue; Series 2025, RB(f)	5.25%	10/01/2055	7,850	8,140,294
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	190	162,367
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	523,621
Series 2018 A, RB(e)	5.75%	07/15/2053	600	566,364
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	900	900,549
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	170	154,513
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	60	60,382
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,489,205
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(h)	0.00%	10/01/2042	6,925	3,195,639
Series 2019 B, RB	4.00%	10/01/2049	17,745	15,182,248
Series 2021, RB	4.00%	10/01/2051	5,000	4,300,473
Series 2024 A, RB	5.25%	10/01/2054	5,000	5,150,650
Series 2025 B, RB	5.25%	10/01/2055	6,500	6,745,507
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	10,580,030
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,263,664
Naturewalk Community Development District; Series 2007 A, RB(a)(g)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,189,776
Series 2025, Ref. RB	4.50%	10/01/2056	2,000	1,815,060
Series 2025, Ref. RB	5.25%	10/01/2056	11,250	11,306,294
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,027,742
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	315	315,266
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,859
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,936,507
Reunion East Community Development District;
Series 2002 A-2, RB(a)	7.38%	05/01/2033	860	9
Series 2005, RB(a)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,007
South Bay Community Development District;
Series 2005 A, RB(a)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,445	1,445,114
Series 2005 A-2, Ref. RB(a)	6.60%	05/01/2036	1,095	547,500
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2033	$210	$149,173
Series 2020 A, RB(h)	0.00%	09/01/2034	880	592,890
Series 2020 A, RB(h)	0.00%	09/01/2035	750	480,025
Series 2020 A, RB(h)	0.00%	09/01/2036	850	512,259
Series 2020 A, RB(h)	0.00%	09/01/2037	825	467,105
Series 2020 A, RB(h)	0.00%	09/01/2038	1,050	558,122
Series 2020 A, RB(h)	0.00%	09/01/2039	1,000	499,747
Villages of Avignon Community Development District (The); Series 2007 A, RB(a)	5.40%	05/01/2037	250	12,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,055	3,056,103
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,435	1,438,589
Waterstone Community Development District;
Series 2007 A, RB(i)	6.88%	05/01/2037	146	102,364
Series 2007 B, RB(h)	0.00%	11/01/2028	248	223,838
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,470	2,472,136
Series 2005 A-2, RB(a)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	340	340,081
Westside Community Development District; Series 2019-2, RB(g)	5.65%	05/01/2037	525	420,107
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(e)	5.00%	05/01/2043	1,490	1,466,211
Series 2023, RB(e)	5.25%	05/01/2054	985	961,876
Zephyr Ridge Community Development District; Series 2006 A, RB(a)	5.63%	05/01/2037	978	538,263
				170,325,598
Georgia–3.30%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	6,866,248
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	369,217
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,217,084
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,521,955
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,555,402
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,154,876
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,210,435
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,237,381
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,058,987
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	11,150	9,644,448
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,042,428
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,205,078
Series 2023 C, RB(c)	5.00%	09/01/2030	5,000	5,226,067
Series 2024 B, RB(c)	5.00%	03/01/2032	5,435	5,726,295
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	6,280	6,633,106
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	881,700
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,174,270
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	978,133
Series 2018 A-2, RB(c)	5.50%	12/01/2028	680	654,596
				71,357,706
Guam–0.18%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,462,201
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,436,577
				3,898,778
Hawaii–0.71%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	15,000	15,314,865
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.18%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	$3,735	$3,807,843
Illinois–7.23%
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,688,555
Series 2017 D, RB	5.00%	01/01/2052	3,000	2,978,638
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,421,296
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	4,966,228
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	3,957,592
Series 2016, RB	6.00%	04/01/2046	4,300	4,370,150
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2026	775	791,380
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2028	2,250	2,342,763
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2031	1,000	1,029,253
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	12/01/2034	1,205	1,228,483
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	2,964,264
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	19,592
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,064,301
Series 2024 A, Ref. RB	5.00%	12/01/2049	5,000	4,989,326
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,180,889
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	244	239,551
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	535,768
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,905	1,868,561
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,838,185
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,095,658
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,668,103
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,782,321
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,109,755
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	774,405
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,217,170
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,925,802
Series 2024 B, GO Bonds	5.25%	05/01/2045	3,000	3,061,734
Series 2024 C, GO Bonds	4.00%	10/01/2048	6,250	5,208,571
Illinois (State of) Finance Authority; Series 2025, Ref. RB(e)	5.88%	09/01/2046	2,500	2,436,373
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,531,796
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,238,102
Series 2018 XF2618, Revenue Ctfs.(f)	4.00%	06/01/2043	18,000	16,326,616
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGI)(d)	5.25%	06/15/2032	2,000	2,003,112
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,455	1,530,574
Illinois State Toll Highway Authority; Series 2025, RB(f)	5.00%	01/01/2045	21,090	21,310,133
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	966,077
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,055,381
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,348,795
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,545	1,545,841
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,471,613
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	957,395
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	331	305,882
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,069,541
Southwestern Illinois Development Authority; Series 2006, RB(a)	5.63%	11/01/2026	210	44,005
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	$210	$221,146
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	135	142,165
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	160	168,492
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	40	42,123
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	30	31,592
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	25	26,327
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	210	221,146
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	155	163,227
Series 2018 A, Ref. GO Bonds(b)(c)	5.00%	02/01/2028	135	142,165
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2032	695	726,187
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2033	505	525,144
Series 2018 A, Ref. GO Bonds (INS - AGI)(d)	5.00%	02/01/2034	455	471,343
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,804,692
				156,145,279
Indiana–0.66%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,515	3,154,952
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	830	837,303
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	10,000	10,308,307
				14,300,562
Iowa–0.98%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	4,781,126
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	7,785	8,756,812
Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,300,473
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	25	25,000
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,190	5,247,467
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(b)(c)	5.00%	12/01/2026	1,000	1,031,472
				21,142,350
Kentucky–2.16%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2031	5,000	5,075,160
Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,545,427
Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,546,025
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2036	1,170	1,204,938
Series 2018, RB	5.00%	05/01/2037	4,605	4,727,844
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(c)	4.00%	08/01/2030	15,000	14,875,984
Series 2023 A-1, Ref. RB(c)	5.25%	02/01/2032	10,000	10,585,519
Series 2024 A, RB(c)	5.00%	07/01/2030	5,000	5,185,965
				46,746,862
Louisiana–1.06%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	2,643
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,500	2,500,000
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	395	335,750
Series 2017, Ref. RB	5.00%	07/01/2033	300	255,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	293,250
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,345,463
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	4,035	4,123,509
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,961,630
				22,817,245
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–0.28%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	$1,500	$1,508,775
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,036
Series 2016, Ref. RB	5.00%	06/01/2036	400	401,718
Maryland Economic Development Corp.; Series 2025, Ref. RB(c)(e)	5.00%	03/27/2035	3,000	2,928,605
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,308	1,308,807
				6,152,941
Massachusetts–1.09%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2024 A, Ref. RB	5.25%	07/01/2052	7,000	7,324,482
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,475,307
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	4,780	4,638,488
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,045,329
				23,483,606
Michigan–1.31%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(d)	7.50%	07/01/2033	60	60,192
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,103,539
Series 2008 C, RB(h)	0.00%	06/01/2058	214,275	6,252,373
Series 2014, Ref. RB(e)	6.75%	07/01/2044	1,230	1,209,215
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 C, RB	5.00%	07/01/2034	2,200	2,199,821
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	400	396,949
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	635,765
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,807,892)(a)(j)	5.85%	08/31/2027	5,684	1,989,265
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	200,000
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	662,500
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,199
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	577,332
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,401,113
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,160,701
				28,348,964
Minnesota–0.30%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	970,258
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,277,653
Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	818,122
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	239	236,997
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	2,330	2,283,814
				6,586,844
Mississippi–0.52%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,060,369
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,080,799
				11,141,168
Missouri–1.43%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(g)	7.05%	05/01/2027	60	54,741
Series 2007 A, RB(g)	5.75%	05/01/2026	465	441,486
Broadway-Fairview Transportation Development District; Series 2006 A, RB(g)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	305	299,612
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	$580	$528,225
Series 2015, RB	5.13%	12/15/2050	1,330	1,143,399
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	3,095	3,065,088
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	253,854
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(a)(g)	5.75%	03/01/2029	169	93,178
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,308,769
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	44,405
St. Louis (City of), MO;
Series 2007 A, RB(g)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2049	10,000	10,405,920
Series 2024, RB (INS - AGI)(d)	5.25%	07/01/2054	5,000	5,166,756
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(g)(k)	6.00%	08/04/2025	481	15,632
Series 2007, RB(g)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(g)(k)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(g)(k)	6.00%	08/21/2026	545	38,150
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(g)(k)	6.00%	08/21/2026	846	101,520
Series 2006, RN(g)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(g)	5.50%	01/20/2028	688	213,280
Series 2007 B, RN(g)(k)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(g)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(a)(g)	5.75%	04/01/2027	320	67,200
				30,925,308
Montana–0.08%
Hardin (City of), MT; Series 2006, RB(g)(k)	6.25%	09/01/2031	11,710	1,756,500
Nebraska–1.25%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,517,778
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,158,519
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	5,000	4,843,086
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGI)(d)	4.00%	02/01/2051	6,000	5,269,865
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,163,074
				26,952,322
Nevada–0.82%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	65	65,118
Series 2007 A, RB	5.05%	02/01/2031	245	245,372
Clark County School District;
Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,484,288
Series 2025 A, GO Bonds (INS - AGI)(d)	3.00%	06/15/2044	2,500	1,946,988
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,316,178
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024 B, RB	5.25%	07/01/2054	5,400	5,564,054
				17,621,998
New Hampshire–0.97%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(d)(h)	0.00%	01/01/2029	305	264,241
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,392	3,332,611
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	4,904	4,616,021
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(c)	4.15%	10/01/2034	2,000	1,855,899
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,975	4,388,278
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(h)	0.00%	12/01/2034	7,265	3,850,487
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(e)	5.25%	07/01/2039	$410	$404,653
Series 2019 A, RB(e)	5.63%	07/01/2046	230	223,680
Series 2019 A, RB(e)	5.75%	07/01/2054	570	547,215
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	1,510	1,529,575
				21,012,660
New Jersey–6.07%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	256,842
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	508,947
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,149,538
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,712,962
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	3,000	3,099,072
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	1,998,083
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,616,582
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,490,957
Series 2018 A, RB	5.00%	06/15/2047	735	719,141
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,009,003
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	220	225,489
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	774	810,211
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGI)(d)	5.00%	07/01/2029	2,100	2,102,152
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	10,000	10,378,186
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2038	5,680	3,078,429
Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,090,169
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,015,241
Series 2020 AA, RB	4.00%	06/15/2050	10,000	8,442,444
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,371,003
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	2,000	1,845,182
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(e)	13.63%	01/01/2055	1,425	1,621,151
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,600,924
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,356,352
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,613,133
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,269,449
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,109,592
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,029,893
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,024,713
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,825	6,552,195
				131,097,035
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	222,723
New York–8.77%
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	5.00%	02/15/2042	8,990	9,035,569
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,520,295
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,007,800
Series 2024 A, Ref. RB	5.25%	11/15/2049	9,080	9,311,018
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,030,632
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	$10,000	$10,450,205
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,250	10,597,463
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(l)	1.40%	08/01/2042	4,000	4,000,000
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	9,378,060
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,462,220
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,645,402
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,102,835
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	11,510,050
Series 2025 A, Ref. RB	5.00%	03/15/2048	5,000	5,123,685
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	500,868
Series 2024, RB (INS - AGI)(d)	5.50%	10/01/2054	1,000	1,045,028
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,310,266
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,261,955
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,466,406
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	11,789,060
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	55	56,041
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	276,005
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	8,944,196
Series 2020 A, RB	4.00%	03/15/2049	10,000	8,670,851
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,425,894
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,306,577
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,103,838
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,521,346
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,553,971
Series 2025, RB (INS - AGI)(d)	4.50%	12/01/2056	1,500	1,380,902
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	12,167,076
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,466,096
				189,421,610
North Carolina–0.74%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	10,000	8,851,519
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,122,124
				15,973,643
Ohio–2.60%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,476,211
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	18,796,307
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	25,000	2,407,065
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,451,881
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2055	5,000	5,154,154
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2057	6,050	5,869,953
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	5,420	5,330,705
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,328,864
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	949,574
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	983,703
University of Cincinnati; Series 2024, RB(f)	5.25%	06/01/2054	6,275	6,478,016
				56,226,433
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.70%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	$3,350	$3,461,645
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	11,000	11,705,175
				15,166,820
Oregon–0.09%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	2,002,984
Pennsylvania–7.44%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,883,827
Bethlehem Area School District; Series 2015 A, GO Bonds(b)(c)	5.00%	08/01/2025	5,000	5,014,971
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,872,468
Series 2019, RB	4.00%	12/01/2049	1,350	1,167,167
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,104,281
Series 2018, RB	5.00%	06/01/2033	2,000	2,062,990
Series 2018, RB	5.00%	06/01/2034	1,760	1,809,229
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,235,232
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,259,049
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,262,602
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,356,126
Series 2022, Ref. RB	5.00%	05/01/2057	8,115	7,858,981
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,527,149
First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,183,991
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,304,278
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,027,048
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,577,936
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,042,168
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,172,174
Series 2019 A, RB	5.00%	12/01/2044	7,750	7,817,440
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,123,610
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,742,746
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,347,006
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,096,848
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2047	10,000	9,984,169
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,116,110
Series 2024 C, RB (INS - AGI)(d)	5.25%	09/01/2049	5,000	5,211,018
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB (INS - AGI)(d)	5.25%	08/01/2054	5,000	5,167,767
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,053,215
Philadelphia Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,610,321
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,018,309
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	4,000	4,136,200
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2035	280	285,546
Series 2017, Ref. GO Bonds (INS - AGI)(d)	5.00%	03/01/2036	255	259,528
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,043,258
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,360,459
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	922,849
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	733,561
				160,751,627
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–4.44%
PRHTA Custodial Trust; Series 2022 I, RB(a)	5.00%	12/06/2049	$12	$2,389
PRIFA Custodial Trust;
Series 2005 A, RB(h)	0.00%	03/15/2049	428	118,871
Series 2005 A, RB(h)	0.00%	03/15/2049	645	455,512
Series 2022, RB(h)	0.00%	03/15/2049	6,998	2,935,388
Series 2022, RB(h)	0.00%	03/15/2049	6,362	2,931,059
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	4,698	3,184,347
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,030	2,031,508
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,135,789
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,154,827
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,121,717
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,512,300
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,099,789
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,603,100
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	6,521,671
Subseries 2022, RN(h)	0.00%	11/01/2043	15,997	9,618,392
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	4,000	4,000,019
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,690	1,689,995
Series 2010 CCC, RB(a)	5.00%	07/01/2028	2,500	1,371,875
Series 2010 ZZ, Ref. RB(a)	5.25%	07/01/2025	405	222,244
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	179	170,507
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	11,066,694
Series 2018 A-1, RB(h)	0.00%	07/01/2051	31,582	7,455,736
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,023,327
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,134,045
Series 2019 A-2, RB	4.54%	07/01/2053	387	335,355
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	4,636,736
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(j)	5.00%	06/01/2026	1,305	1,295,923
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(j)	5.00%	06/01/2030	900	869,687
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(j)	5.00%	06/01/2036	150	142,040
				95,840,842
Rhode Island–0.54%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(a)(j)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	5,000	4,961,493
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,042
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,694,979
				11,593,364
South Carolina–1.20%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,595,177
Series 2024, RB	5.50%	11/01/2050	5,370	5,566,847
Series 2024, RB	5.50%	11/01/2054	5,000	5,158,694
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,085	6,344,518
Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,347,080
				26,012,316
Tennessee–0.82%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	213,484
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(d)	5.50%	07/01/2054	1,250	1,280,046
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,009,741
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	$200	$201,104
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,742,696
Series 2021 A, RB(c)	5.00%	11/01/2031	5,000	5,186,057
				17,633,128
Texas–10.33%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,003
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	842,354
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,372,408
City of San Antonio TX Electric & Gas Systems Revenue;
Series 2025, RB(f)	5.25%	02/01/2046	5,000	5,215,349
Series 2025, RB(f)(m)	5.50%	02/01/2050	10,000	10,564,398
County of Harris TX Toll Road Revenue; Series 2024, RB(f)(m)	5.25%	08/15/2054	6,280	6,534,175
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,143,002
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,571,501
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,085,933
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,080,717
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,017,753
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	12,000	10,429,108
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	13,321,225
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(d)	5.25%	10/01/2048	10,750	11,052,456
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,399,560
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	5,365	4,762,999
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	5,500	5,791,117
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	6,500	6,360,924
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	9,411,290
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	8,589,983
Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	10,771,522
Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,320,660
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,462,364
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,091,290
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	2,887,147
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,720,135
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(e)	5.00%	08/15/2039	425	401,478
Series 2019, RB(e)	5.00%	08/15/2049	150	133,939
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	355	359,855
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGI)(d)	5.00%	07/01/2048	250	243,894
Series 2018 A-1, RB (INS - AGI)(d)	5.00%	07/01/2058	850	806,141
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	1,000	1,013,677
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,150	8,832,371
San Antonio (City of), TX; Series 2024 D, Ref. RB	5.25%	02/01/2049	5,000	5,189,560
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,355,839
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,542,587
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,350	16,676,436
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,625,366
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,254,865
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	$6,135	$5,801,115
				223,041,496
Utah–0.31%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	4,915,456
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	726,514
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	1,003,182
				6,645,152
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(d)	5.00%	10/01/2032	1,305	1,308,291
Virginia–0.33%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(a)(g)	6.75%	03/01/2034	302	190,260
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,238,687
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	718,003
				7,146,950
Washington–1.21%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	25	25,000
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,135	1,109,560
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	7,750	7,379,534
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,242,655
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,259,512
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.09%	03/20/2040	4,980	4,590,880
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2055	2,500	2,468,813
				26,075,954
Wisconsin–2.20%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(d)(h)	0.00%	12/15/2055	5,445	1,141,167
Series 2020, RB (INS - AGI)(d)(h)	0.00%	12/15/2060	25,000	3,987,015
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(f)	4.00%	11/15/2034	20,000	19,755,364
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,238,192
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,482,116
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(h)	0.00%	07/01/2062	6,750	4,910,625
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2036	900	923,602
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2054	1,275	1,247,753
Series 2019 A, RB (INS - AGI)(d)	5.00%	07/01/2058	1,400	1,359,517
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	290	290,169
Series 2012 A, RB	6.00%	07/15/2042	350	350,115
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	295,914
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	535	438,571
Series 2019 A, RB(e)	5.50%	06/01/2054	540	427,146
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(h)	0.00%	12/15/2034	$1,125	$634,092
				47,481,358
TOTAL INVESTMENTS IN SECURITIES(n)–102.53% (Cost $2,326,232,430)				2,214,653,748
FLOATING RATE NOTE OBLIGATIONS–(4.91)%
Notes with interest and fee rates ranging from 1.42% to 2.43% at 05/31/2025 and contractual maturities of collateral ranging from 11/15/2034 to 10/01/2055(o)				(106,110,000)
OTHER ASSETS LESS LIABILITIES–2.38%				51,411,398
NET ASSETS–100.00%				$2,159,955,146
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $13,808,205, which represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $69,664,907, which represented 3.23% of the Fund’s Net Assets.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Restricted security. The aggregate value of these securities at May 31, 2025 was $6,585,439, which represented less than 1% of the Fund’s Net Assets.
(k)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $12,210,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the Fund’s investments with a value of $157,489,045 are held by TOB Trusts and serve as collateral for the $106,110,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco AMT-Free Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,205,672,252	$8,981,496	$2,214,653,748
Total Investments in Securities	—	2,205,672,252	8,981,496	2,214,653,748
Other Investments - Assets
Investments Matured	—	3,072,107	2,313,658	5,385,765
Total Investments	$—	$2,208,744,359	$11,295,154	$2,220,039,513
Invesco AMT-Free Municipal Income Fund